Equity - Summary of Changes in Preferred Shares Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity [Line Items]
Preferred Shares outstanding, beginning of year	70,002	9,995,739
Conversion of Preferred Shares into Common Shares	(4,716)	(9,925,737)
Preferred Shares outstanding, end of year	65,286	70,002